Label	Element	Value
MassMutual Main Street Fund
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MASSMUTUAL PREMIER FUNDS
MassMutual U.S. Government Money Market Fund
MassMutual Main Street Fund
MassMutual Small Cap Opportunities Fund
MassMutual Strategic Emerging Markets Fund
Supplement dated May 1, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

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The following information replaces the information for the MassMutual Main Street Fund found on page 43 in the second paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Invesco Advisers uses fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends, and general economic conditions may also be considered. The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE